Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination

Description	Fair value of assets and liabilities

Assets
Cash and cash equivalents	3,971
Accounts receivable	3,637
Inventories	1,624
Taxes recoverable	1,399
Other assets	458
Property and equipment(a)	74,205
Intangible assets(b)	44,351
129,645

Liabilities
Loans and financing	(16,540)
Accounts payable	(5,764)
Salaries, accruals and payroll charges	(2,707)
Taxes payable	(824)
Provision for tax, civil and labor risks(c)	(136,507)
Other liabilities	(650)
(162,992)
Net assets acquired	(33,347)
Consideration at present value	114,568
Goodwill	147,915

Cash flows
Net cash acquired with subsidiary	3,971
Payment	(62,684)
Net cash flow from acquisition	(58,713)

(a)	The Company carried out the fair value measurement of property and equipment based on conditions at the acquisition date. Fair value recognized in this line item amounts to R$56,820.
(b)
The Company recognized the value from possible contingencies of the Congonhas airport slots as intangible asset. These rights were assessed based on an analysis of the discounted cash flow prepared by independent experts. The amount attributed to these items was R$44,351.

(c)
The Company recognized the fair value of R$135,320 related to provision for tax, civil and labor risks, that is, existing and not recognized in the acquiree’s statement of financial position at the acquisition date.